Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2018
Offsetting Assets [Line Items]
Schedule of stock-based services expense
	2018	2017

General and administrative	$480,653	$2,065
Research and development	5,467	74,729
Total stock-based services expense	$486,120	$76,794

Schedule of stock option plan activity

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (years)	Value(1)
Outstanding at December 31, 2016	—	—	—	—
Granted	365,716	$0.03	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at December 31, 2017	365,716	$0.03	9.3	$908,920
Granted	2,500	$5.34	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Outstanding at September 30, 2018	368,216	$0.07	8.6	$820,862
Vested and exercisable at September 30, 2018	368,216	$0.07	8.6	$820,862

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of our common stock as of September 30, 2018 and December 31, 2017 of $2.30 and $2.52 per share, respectively.

Schedule of weighted-average assumptions used Black-Scholes option-pricing model
	2018	2017

Expected stock price volatility	49.8%	47.8%
Expected life of options (years)	5.0	5.0
Expected dividend yield	0%	0%
Risk free interest rate	2.8%	1.9%

Stock options [Member]
Offsetting Assets [Line Items]
Schedule of weighted-average assumptions used Black-Scholes option-pricing model
2018

Expected stock price volatility	49.8%
Expected life of options (years)	5.0
Expected dividend yield	0%
Risk free interest rate	2.9%